SUPPLEMENT TO THE CLASS A AND CLASS C  PROSPECTUS
OF ALLSPRING U.S. EQUITY FUNDS
For the Allspring Disciplined Small Cap Fund
Allspring Discovery Small Cap Growth Fund
Allspring Small Cap Fund
(each a “Fund”, and together the “Funds”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:
Disciplined Small Cap Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.24%
Total Annual Fund Operating Expenses	1.74%
Fee Waivers	(0.82)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.92%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.92% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period
After:	Class A
1 Year	$663
3 Years	$936
5 Years	$1,315
10 Years	$2,376
Discovery Small Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.58%	0.58%
Total Annual Fund Operating Expenses	1.43%	2.18%
Fee Waivers	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.22%	1.97%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.22% for Class A and 1.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$692	$300	$200

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
3 Years	$962	$641	$641
5 Years	$1,273	$1,130	$1,130
10 Years	$2,154	$2,480	$2,480
Small Cap Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.81%	0.81%
Total Annual Fund Operating Expenses	1.66%	2.41%
Fee Waivers	(0.44)%	(0.44)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.22%	1.97%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.22% for Class A and 1.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$692	$300	$200
3 Years	$985	$665	$665
5 Years	$1,345	$1,204	$1,204
10 Years	$2,356	$2,677	$2,677

June 30, 2023	SUP4335 06-23